CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net profit (loss)	¥ (14,261,000)	$ (2,238,000)	¥ (73,123,000)	¥ (52,705,000)
Depreciation of property and equipment	28,410,000	4,458,000	38,169,000	28,642,000
Amortization of intangible assets and land use right	706,000	111,000	769,000	770,000
Non cash lease expense	2,469,000	387,000	4,307,000	37,247,000
Allowance for doubtful accounts	70,426,000	11,051,000	(2,121,000)	8,449,000
Impairment of long-lived assets	114,000	18,000	13,448,000	0
Loss/(gain) from disposal of property and equipment	9,113,000	1,430,000	3,479,000	(37,520,000)
Gain from disposal of long-term investment				(50,000)
Gain from disposal of subsidiaries				(18,285,000)
Interest expense adjustment			5,725,000	4,037,000
Foreign exchange gain	6,110,000	959,000	(13,567,000)	(1,448,000)
Share-based compensation	87,000	14,000	620,000	1,891,000
Amortization of other non-current asset	9,757,000	1,531,000	18,703,000	19,838,000
Amortization of deferred government grant			(302,000)	(1,394,000)
Changes in operating assets and liabilities:
Accounts receivable	23,284,000	3,654,000	41,714,000	104,739,000
Prepaid expense and other current assets	1,969,000	309,000	(16,174,000)	31,931,000
Long term deposits and other non-current assets				2,075,000
Accounts payable	(13,148,000)	(2,063,000)	53,346,000	(60,951,000)
Accrued employee benefits	(3,090,000)	(485,000)	(7,002,000)	1,091,000
Accrued expenses and other payables	(14,236,000)	(2,234,000)	45,294,000	27,882,000
Income tax payable	(7,353,000)	(1,154,000)	4,563,000	15,459,000
Amounts due from a related party			65,000	(65,000)
Amounts due to related parties	521,000	82,000	(1,000)	(42,000)
Operating lease liabilities	(2,427,000)	(381,000)	(37,113,000)	(2,647,000)
Other non-current liabilities	(21,636,000)	(3,395,000)	1,802,000
Net cash (used in)/provided by operating activities	76,815,000	12,054,000	82,601,000	108,944,000
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(145,000)	(23,000)	(148,000)	(5,742,000)
Cash receipts from sales of long-term investments				72,000
Cash paid for cloud infrastructure construction in progress	(29,587,000)	(4,643,000)	(53,700,000)	(54,097,000)
Repayment of consideration refund with interest				(14,536,000)
Proceeds from disposal of property and equipment	3,568,000	560,000	1,512,000	38,625,000
Net cash used in investing activities	(26,164,000)	(4,106,000)	(52,336,000)	(35,678,000)
Cash flows from financing activities:
Payment of borrowing cost			(9,626,000)	(1,873,000)
Repayment of bank borrowings	(3,208,000)	(503,000)	(59,000)	(73,850,000)
Proceeds from employee for exercise of share options				20,000
Payments of finance lease obligations	(25,241,000)	(3,961,000)	(31,782,000)	(25,950,000)
Proceeds from sales and lease back				20,500,000
Proceeds from sales of ordinary shares from treasury stock				2,701,000
Net cash provided by /(used in) financing activities	(28,449,000)	(4,464,000)	(41,467,000)	(78,452,000)
Net decrease in cash and cash equivalents and restricted cash	22,203,000	3,484,000	(11,202,000)	(5,186,000)
Cash and cash equivalents and restricted cash at beginning of the year	31,291,000	4,910,000	41,144,000	46,589,000
Effect of foreign exchange rate changes on cash	(7,981,000)	(1,252,000)	1,349,000	(259,000)
Cash, cash equivalents and restricted cash at end of the year	45,513,000	7,142,000	31,291,000	41,144,000
Supplemental disclosures of cash flow information:
Interest paid			(9,626,000)	(38,339,000)
Interest received	329,000	52,000	96,000	181,000
Income tax paid	(5,000)	(1,000)	(6,000)	(453,000)
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment included in accrued expenses and other payables			(352,786,000)	(393,287,000)
Obtaining right-of-use assets in exchange for lease liabilities			¥ 7,414,000	¥ 166,745,000
Offset of long-term loan	¥ 172,338,000	$ 27,044,000